Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
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Details of Property, Plant and Equipment

	Lands and Buildings		Technical equipment		Fixtures, fittings and other equipment		Assets under construction		Total
	$ in thousands
Net book value as of January 1, 2024	7,868	-	44,131	-	1,354	-	1,328	-	54,681
Additions	16		516		21		803		1,355
Disposal	-		-		-		(23)		(23)
Reclassification	330		885		26		(1,241)		-
Depreciation & impairment expense	(927)		(4,129)		(227)		-		(5,284)
Translation adjustments	(240)		(70)		(14)		(35)		(360)
Net book value as of June 30, 2024	7,047		41,332		1,160		831		50,370
Gross value at end of period	18,307		74,450		4,953		746		98,457
Accumulated depreciation and impairment at end of period	(11,260)		(33,118)		(3,793)		85		(48,087)

Net book value as of January 1, 2025	6,312		38,123		1,177		282		45,895
Additions	-		224		10		420		653
Disposal	-		(1)		(0)		-		(1)
Reclassification	187		452		50		(70)		619
Depreciation & impairment expense	(953)		(4,433)		(181)		-		(5,567)
Translation adjustments	753		352		51		35		1,191
Net book value as of June 30, 2025	6,300		34,717		1,106		667		42,790
Gross value at end of period	20,664		77,468		5,419		667		104,219
Accumulated depreciation and impairment at end of period	(14,365)		(42,751)		(4,313)		-		(61,429)